STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

June 17, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Attention:  Patrick Scott

Washington, DC 20549

Re:	CitizensSelect Funds (the "Registrant")
--Dreyfus Prime Money Market Fund (the "Fund")
Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
(Registration Nos: 811-21035; 333-82876)

Ladies and Gentlemen:

On behalf of the above-referenced Fund, transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 25 (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement").  The Amendment is being filed in order to implement disclosure changes relating to money market fund reform.
It is currently anticipated that the Fund will be designated as a "retail" money market fund and will continue to use the amortized cost method of valuing its portfolio securities.  Therefore, investments in the fund will be limited to accounts beneficially owned by natural persons.  In addition, beginning October 14, 2016, the Fund will be able to impose liquidity fees on redemptions and/or redemption "gates" (i.e., temporarily suspend redemption privileges) if the Fund's weekly liquid assets (as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended) were to fall below designated thresholds, subject to the actions of the Registrant's Board of Trustees.
The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to update its financials and file the consent of the Registrant's independent registered public accounting firm.

The prospectuses and statement of additional information included in the Amendment are marked to indicate changes from the currently effective versions.

Please contact the undersigned at 212.806.6658, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Lisa Goldstein
Lisa Goldstein

cc: Janna Manes